Consolidated Quarterly Holdings Report
for
Fidelity® International Discovery Fund
July 31, 2025
IGI-NPRT3-0925
1.804822.121
Common Stocks - 97.7%
	Shares	Value ($)
AUSTRALIA - 2.4%
Communication Services - 0.3%
Interactive Media & Services - 0.3%
CAR Group Ltd	1,275,761	31,051,416
Consumer Discretionary - 0.7%
Hotels, Restaurants & Leisure - 0.7%
Aristocrat Leisure Ltd	1,630,630	73,014,571
Industrials - 0.5%
Aerospace & Defense - 0.5%
DroneShield Ltd (a)(b)	16,117,120	38,526,611
Electro Optic Systems Holdings Ltd (a)	5,904,769	12,144,319
		50,670,930
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Elsight Ltd (a)	4,696,882	5,245,314
Software - 0.0%
Canva Australia Holdings Pty Ltd Class A (a)(c)(d)	5,900	8,150,319
TOTAL INFORMATION TECHNOLOGY		13,395,633

Materials - 0.9%
Metals & Mining - 0.9%
Brazilian Rare Earths Ltd (a)	3,982,215	5,590,764
IperionX Ltd (a)(e)	25,880,594	97,435,178
		103,025,942
TOTAL AUSTRALIA		271,158,492
BAILIWICK OF JERSEY - 0.4%
Financials - 0.4%
Capital Markets - 0.4%
JTC PLC (b)(f)	4,015,197	49,792,071
BELGIUM - 0.4%
Health Care - 0.4%
Pharmaceuticals - 0.4%
UCB SA	194,049	42,174,909
BRAZIL - 1.2%
Consumer Discretionary - 1.0%
Broadline Retail - 1.0%
MercadoLibre Inc (a)	45,551	108,133,063
Financials - 0.2%
Banks - 0.2%
NU Holdings Ltd/Cayman Islands Class A (a)	1,990,930	24,329,165
TOTAL BRAZIL		132,462,228
CANADA - 4.0%
Energy - 1.1%
Oil, Gas & Consumable Fuels - 1.1%
Cameco Corp	993,617	74,600,157
Canadian Natural Resources Ltd	1,580,280	50,022,431
		124,622,588
Financials - 0.2%
Insurance - 0.2%
Definity Financial Corp	504,279	27,168,322
Information Technology - 2.7%
IT Services - 0.5%
Shopify Inc Class A (a)	450,700	55,091,700
Software - 2.2%
Constellation Software Inc/Canada	67,024	231,230,865
Constellation Software Inc/Canada warrants 3/31/2040 (a)(c)	50,942	4
Lumine Group Inc Subordinate Voting Shares (a)(b)	158,132	6,134,234
		237,365,103
TOTAL INFORMATION TECHNOLOGY		292,456,803

TOTAL CANADA		444,247,713
CHINA - 1.8%
Communication Services - 1.1%
Interactive Media & Services - 1.1%
Tencent Holdings Ltd	1,710,500	119,755,936
Consumer Discretionary - 0.2%
Automobiles - 0.2%
BYD Co Ltd H Shares (g)	1,653,000	24,135,218
Consumer Staples - 0.2%
Beverages - 0.2%
Eastroc Beverage Group Co Ltd A Shares (China)	540,700	21,112,804
Information Technology - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
Advanced Micro-Fabrication Equipment Inc China A Shares (China)	1,102,200	30,173,302
TOTAL CHINA		195,177,260
DENMARK - 2.2%
Financials - 0.2%
Insurance - 0.2%
Tryg A/S	1,078,046	26,025,068
Health Care - 0.8%
Pharmaceuticals - 0.8%
Novo Nordisk A/S Series B	1,803,824	83,892,255
Industrials - 1.2%
Air Freight & Logistics - 1.2%
DSV A/S	602,500	135,011,220
TOTAL DENMARK		244,928,543
FRANCE - 9.3%
Consumer Discretionary - 1.5%
Textiles, Apparel & Luxury Goods - 1.5%
Hermes International SCA	69,901	171,587,467
Consumer Staples - 0.8%
Food Products - 0.8%
Danone SA	1,081,600	88,514,809
Financials - 3.1%
Banks - 0.6%
BNP Paribas SA	750,067	68,389,819
Insurance - 2.5%
AXA SA	5,630,499	273,468,862
TOTAL FINANCIALS		341,858,681

Health Care - 0.9%
Health Care Equipment & Supplies - 0.9%
EssilorLuxottica SA	332,562	98,902,848
Industrials - 2.0%
Aerospace & Defense - 2.0%
Dassault Aviation SA	29,315	9,112,945
Safran SA	553,075	182,377,275
Thales SA	110,998	29,857,793
		221,348,013
Materials - 1.0%
Chemicals - 1.0%
Air Liquide SA	540,768	106,388,843
TOTAL FRANCE		1,028,600,661
GERMANY - 11.6%
Communication Services - 0.4%
Entertainment - 0.4%
CTS Eventim AG & Co KGaA	426,300	48,284,486
Consumer Discretionary - 0.6%
Specialty Retail - 0.6%
Auto1 Group SE (a)(b)(f)	2,372,400	71,745,647
Financials - 1.9%
Capital Markets - 0.8%
Deutsche Boerse AG	293,400	84,906,270
Insurance - 1.1%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	187,982	123,066,371
TOTAL FINANCIALS		207,972,641

Health Care - 1.1%
Health Care Providers & Services - 1.1%
Fresenius SE & Co KGaA	2,495,000	119,529,402
Industrials - 4.3%
Aerospace & Defense - 2.5%
Rheinmetall AG	134,774	266,784,912
Industrial Conglomerates - 1.8%
Siemens AG	802,037	204,281,527
TOTAL INDUSTRIALS		471,066,439

Information Technology - 2.5%
Software - 2.5%
SAP SE	973,621	278,412,570
Materials - 0.8%
Construction Materials - 0.8%
Heidelberg Materials AG	392,100	90,455,415
TOTAL GERMANY		1,287,466,600
HUNGARY - 0.2%
Health Care - 0.2%
Pharmaceuticals - 0.2%
Richter Gedeon Nyrt	656,825	19,714,887
INDIA - 1.5%
Communication Services - 0.3%
Wireless Telecommunication Services - 0.3%
Bharti Airtel Ltd	1,280,200	27,892,828
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Lenskart Solutions Pvt Ltd (d)	3,178,393	11,314,946
Financials - 0.8%
Banks - 0.5%
HDFC Bank Ltd/Gandhinagar	2,191,519	50,334,902
Capital Markets - 0.3%
360 ONE WAM Ltd	3,007,800	36,032,405
TOTAL FINANCIALS		86,367,307

Industrials - 0.3%
Professional Services - 0.3%
Computer Age Management Services Ltd	828,700	35,141,843
Information Technology - 0.0%
Software - 0.0%
Pine Labs Ltd/India (c)(d)	1,102,883	3,962,760
TOTAL INDIA		164,679,684
IRELAND - 1.5%
Consumer Discretionary - 0.6%
Household Durables - 0.6%
Cairn Homes PLC	26,071,501	64,730,896
Financials - 0.4%
Banks - 0.4%
AIB Group PLC	5,606,200	44,225,383
Industrials - 0.5%
Building Products - 0.5%
Kingspan Group PLC	660,937	54,797,084
TOTAL IRELAND		163,753,363
ITALY - 5.5%
Consumer Discretionary - 1.0%
Automobiles - 0.8%
Ferrari NV (g)	188,742	83,686,316
Hotels, Restaurants & Leisure - 0.2%
Lottomatica Group Spa	841,901	22,712,778
TOTAL CONSUMER DISCRETIONARY		106,399,094

Financials - 4.2%
Banks - 3.9%
FinecoBank Banca Fineco SpA	1,617,890	34,563,411
Intesa Sanpaolo SpA	13,871,200	83,577,682
UniCredit SpA	4,262,002	313,571,875
		431,712,968
Financial Services - 0.3%
BFF Bank SpA (a)(b)(f)	3,140,339	37,378,563
TOTAL FINANCIALS		469,091,531

Health Care - 0.3%
Pharmaceuticals - 0.3%
Recordati Industria Chimica e Farmaceutica SpA	651,751	37,486,423
TOTAL ITALY		612,977,048
JAPAN - 18.6%
Communication Services - 1.1%
Entertainment - 1.1%
Nintendo Co Ltd	1,473,000	123,111,791
Consumer Discretionary - 2.7%
Broadline Retail - 0.6%
Pan Pacific International Holdings Corp	2,194,144	73,407,868
Household Durables - 1.0%
Sony Group Corp	4,609,815	110,881,341
Specialty Retail - 1.1%
Fast Retailing Co Ltd	387,980	118,345,433
TOTAL CONSUMER DISCRETIONARY		302,634,642

Financials - 3.0%
Banks - 2.3%
Hachijuni Bank Ltd/The	3,362,000	30,246,753
Mitsubishi UFJ Financial Group Inc	9,389,486	129,413,113
Sumitomo Mitsui Financial Group Inc	3,393,318	85,601,914
		245,261,780
Insurance - 0.7%
Tokio Marine Holdings Inc	2,041,364	81,966,733
TOTAL FINANCIALS		327,228,513

Health Care - 0.7%
Health Care Equipment & Supplies - 0.3%
Hoya Corp	235,921	29,764,453
Pharmaceuticals - 0.4%
Daiichi Sankyo Co Ltd	1,957,017	48,009,404
TOTAL HEALTH CARE		77,773,857

Industrials - 7.8%
Industrial Conglomerates - 3.3%
Hitachi Ltd	11,525,355	352,683,389
Machinery - 2.1%
IHI Corp	760,900	84,731,374
Japan Steel Works Ltd/The	209,200	12,902,951
Mitsubishi Heavy Industries Ltd	5,791,091	138,270,389
		235,904,714
Professional Services - 0.9%
BayCurrent Inc	781,300	44,862,282
Timee Inc (a)(g)	2,312,900	30,823,430
Visional Inc (a)	360,594	28,186,020
		103,871,732
Trading Companies & Distributors - 1.5%
ITOCHU Corp	3,232,367	169,546,109
TOTAL INDUSTRIALS		862,005,944

Information Technology - 3.3%
IT Services - 1.2%
NEC Corp	3,082,800	88,525,346
SCSK Corp	1,301,800	40,505,394
		129,030,740
Semiconductors & Semiconductor Equipment - 2.1%
Advantest Corp	1,814,500	120,662,692
Disco Corp	156,800	46,338,588
Tokyo Electron Ltd	278,000	44,196,119
Tokyo Seimitsu Co Ltd	398,311	24,778,813
		235,976,212
TOTAL INFORMATION TECHNOLOGY		365,006,952

TOTAL JAPAN		2,057,761,699
KOREA (SOUTH) - 1.2%
Information Technology - 1.2%
Semiconductors & Semiconductor Equipment - 1.0%
SK Hynix Inc	551,760	106,289,195
Technology Hardware, Storage & Peripherals - 0.2%
Samsung Electronics Co Ltd	572,090	28,978,573
TOTAL KOREA (SOUTH)		135,267,768
LUXEMBOURG - 0.5%
Financials - 0.5%
Capital Markets - 0.5%
CVC Capital Partners PLC (b)(f)	2,865,211	55,291,960
NETHERLANDS - 4.0%
Communication Services - 0.5%
Entertainment - 0.5%
Universal Music Group NV	1,742,394	50,123,315
Financials - 1.1%
Banks - 1.1%
ING Groep NV	5,193,379	121,034,014
Industrials - 0.4%
Professional Services - 0.4%
Wolters Kluwer NV	294,785	45,987,061
Information Technology - 2.0%
Semiconductors & Semiconductor Equipment - 1.9%
ASML Holding NV	158,562	110,941,031
BE Semiconductor Industries NV	704,050	95,692,308
		206,633,339
Software - 0.1%
Topicus.com Inc (a)	101,061	13,857,960
TOTAL INFORMATION TECHNOLOGY		220,491,299

TOTAL NETHERLANDS		437,635,689
POLAND - 0.1%
Industrials - 0.1%
Professional Services - 0.1%
Benefit Systems SA	8,739	7,928,539
PORTUGAL - 0.7%
Financials - 0.7%
Banks - 0.7%
Banco Comercial Portugues SA	96,194,300	79,215,037
SINGAPORE - 0.7%
Communication Services - 0.7%
Entertainment - 0.7%
Sea Ltd Class A ADR (a)	484,400	75,881,260
SPAIN - 2.7%
Financials - 2.7%
Banks - 2.7%
Banco Santander SA	15,663,300	134,560,148
CaixaBank SA	16,936,953	159,348,129

TOTAL SPAIN		293,908,277
SWEDEN - 3.4%
Financials - 1.3%
Financial Services - 1.3%
Investor AB B Shares	4,825,933	140,253,639
Industrials - 0.8%
Machinery - 0.8%
Indutrade AB	3,857,122	93,933,436
Information Technology - 1.3%
Electronic Equipment, Instruments & Components - 1.3%
Hexagon AB B Shares	4,474,000	49,160,669
Lagercrantz Group AB B Shares	3,740,597	87,045,280
		136,205,949
Software - 0.0%
Kry International Ab (a)(c)(d)	194,526	4,053,593
TOTAL INFORMATION TECHNOLOGY		140,259,542

TOTAL SWEDEN		374,446,617
SWITZERLAND - 1.1%
Financials - 1.1%
Capital Markets - 1.1%
Partners Group Holding AG	34,456	46,726,111
UBS Group AG	2,079,240	77,921,903

TOTAL SWITZERLAND		124,648,014
TAIWAN - 2.9%
Information Technology - 2.9%
Semiconductors & Semiconductor Equipment - 2.9%
Taiwan Semiconductor Manufacturing Co Ltd	8,368,000	321,435,114
UNITED KINGDOM - 16.5%
Communication Services - 2.5%
Diversified Telecommunication Services - 2.2%
Zegona Communications plc (a)	20,594,092	241,514,579
Interactive Media & Services - 0.3%
Baltic Classifieds Group PLC	7,057,861	33,369,051
TOTAL COMMUNICATION SERVICES		274,883,630

Consumer Discretionary - 3.2%
Hotels, Restaurants & Leisure - 2.2%
Compass Group PLC	4,218,331	148,229,936
Flutter Entertainment PLC (United Kingdom) (a)	305,257	93,124,799
		241,354,735
Leisure Products - 1.0%
Games Workshop Group PLC	500,744	107,727,002
TOTAL CONSUMER DISCRETIONARY		349,081,737

Consumer Staples - 0.7%
Tobacco - 0.7%
Imperial Brands PLC	2,068,555	80,631,006
Financials - 5.0%
Banks - 1.4%
NatWest Group PLC	19,408,900	134,728,493
Starling Bank Ltd (c)	6,223,100	20,710,713
		155,439,206
Capital Markets - 2.7%
3i Group PLC	3,582,859	195,775,190
London Stock Exchange Group PLC	810,820	98,834,981
		294,610,171
Financial Services - 0.2%
Revolut Group Holdings Ltd (c)(d)	25,338	26,417,145
Insurance - 0.7%
Aviva PLC	8,596,700	73,637,062
TOTAL FINANCIALS		550,103,584

Health Care - 0.6%
Pharmaceuticals - 0.6%
Astrazeneca PLC	441,755	64,448,375
Industrials - 4.5%
Aerospace & Defense - 2.8%
BAE Systems PLC	7,497,299	178,890,365
Rolls-Royce Holdings PLC	8,815,078	125,112,234
		304,002,599
Professional Services - 1.3%
RELX PLC	2,874,681	149,371,554
Trading Companies & Distributors - 0.4%
Diploma PLC	701,000	49,806,730
TOTAL INDUSTRIALS		503,180,883

TOTAL UNITED KINGDOM		1,822,329,215
UNITED STATES - 3.3%
Communication Services - 0.9%
Entertainment - 0.9%
Spotify Technology SA (a)	164,700	103,191,138
Health Care - 0.2%
Health Care Equipment & Supplies - 0.2%
Alcon AG (United States)	270,500	23,682,275
Industrials - 1.4%
Electrical Equipment - 1.4%
Schneider Electric SE	601,865	155,758,702
Information Technology - 0.1%
Software - 0.1%
Monday.com Ltd (a)	49,800	13,062,042
Materials - 0.7%
Construction Materials - 0.7%
Holcim AG	702,430	56,018,748
James Hardie Industries PLC depository receipt (a)	730,048	19,161,896
		75,180,644
TOTAL UNITED STATES		370,874,801
TOTAL COMMON STOCKS (Cost $7,143,838,943)		10,813,757,449

Convertible Preferred Stocks - 0.9%
	Shares	Value ($)
AUSTRALIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Canva Australia Holdings Pty Ltd Series A (a)(c)(d)	931	1,286,093
Canva Australia Holdings Pty Ltd Series A2 (a)(c)(d)	169	233,458

TOTAL AUSTRALIA		1,519,551
CANADA - 0.2%
Information Technology - 0.2%
Software - 0.2%
Valsoft Corp Series A-1.2 (c)(d)	1,026	10,637,897
Valsoft Corp Series A-1.3 (c)(d)	363	3,763,700
Valsoft Corp Series A-1.4 (c)(d)	469	4,862,742

TOTAL CANADA		19,264,339
CHINA - 0.3%
Communication Services - 0.3%
Interactive Media & Services - 0.3%
ByteDance Ltd Series E1 (a)(c)(d)	131,235	30,789,043
Health Care - 0.0%
Health Care Providers & Services - 0.0%
dMed Biopharmaceutical Co Ltd Series C (a)(c)(d)	631,853	5,054,824
TOTAL CHINA		35,843,867
ESTONIA - 0.2%
Information Technology - 0.2%
Software - 0.2%
Bolt Technology OU Series E (a)(c)(d)	87,239	18,569,399
INDIA - 0.2%
Information Technology - 0.2%
Software - 0.2%
Pine Labs Ltd/India Series 1 (c)(d)	2,635,881	9,470,964
Pine Labs Ltd/India Series A (c)(d)	658,652	2,366,597
Pine Labs Ltd/India Series B (c)(d)	716,645	2,574,972
Pine Labs Ltd/India Series B2 (c)(d)	579,675	2,082,826
Pine Labs Ltd/India Series C (c)(d)	1,078,211	3,874,111
Pine Labs Ltd/India Series C1 (c)(d)	227,139	816,131
Pine Labs Ltd/India Series D (c)(d)	242,909	872,794

TOTAL INDIA		22,058,395
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $86,987,980)		97,255,551

Money Market Funds - 1.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h)	4.33	124,173,684	124,198,519
Fidelity Securities Lending Cash Central Fund (h)(i)	4.33	14,040,342	14,041,746
TOTAL MONEY MARKET FUNDS (Cost $138,240,265)			138,240,265

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $7,369,067,188)	11,049,253,265
NET OTHER ASSETS (LIABILITIES) - 0.2%	26,979,394
NET ASSETS - 100.0%	11,076,232,659

Legend

(a)	Non-income producing.
(b)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $258,869,086 or 2.3% of net assets.

(c)	Level 3 security
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $151,154,314 or 1.4% of net assets.

(e)	Affiliated company
(f)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $214,208,241 or 1.9% of net assets.

(g)	Security or a portion of the security is on loan at period end.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Bolt Technology OU Series E	1/03/22	22,664,387

ByteDance Ltd Series E1	11/18/20	14,379,968

Canva Australia Holdings Pty Ltd Class A	3/18/24	6,293,300

Canva Australia Holdings Pty Ltd Series A	9/22/23	993,061

Canva Australia Holdings Pty Ltd Series A2	9/22/23	180,266

dMed Biopharmaceutical Co Ltd Series C	12/01/20	8,974,302

Kry International Ab	5/14/21 - 10/30/24	12,863,695

Pine Labs Ltd/India	6/30/21	3,233,849

Pine Labs Ltd/India Series 1	6/30/21	7,728,303

Pine Labs Ltd/India Series A	6/30/21	1,931,449

Pine Labs Ltd/India Series B	6/30/21	2,101,473

Pine Labs Ltd/India Series B2	6/30/21	1,699,903

Pine Labs Ltd/India Series C	6/30/21	3,161,514

Pine Labs Ltd/India Series C1	6/30/21	666,335

Pine Labs Ltd/India Series D	6/30/21	712,570

Revolut Group Holdings Ltd	12/27/24	22,037,614

Valsoft Corp Series A-1.2	3/14/25	12,018,266

Valsoft Corp Series A-1.3	3/17/25	3,603,455

Valsoft Corp Series A-1.4	3/17/25	6,172,730

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	267,528,251	2,262,209,646	2,405,539,378	7,932,916	-	-	124,198,519	124,173,684	0.2%
Fidelity Securities Lending Cash Central Fund	23,907,178	911,142,822	921,008,254	331,532	-	-	14,041,746	14,040,342	0.1%
Total	291,435,429	3,173,352,468	3,326,547,632	8,264,448	-	-	138,240,265

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) and Shares end of period columns means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
IperionX Ltd	48,120,514	13,385,628	1,433,759	-	348,533	37,014,262	97,435,178	25,880,594
Total	48,120,514	13,385,628	1,433,759	-	348,533	37,014,262	97,435,178

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's consolidated schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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